Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses And Other Liabilities (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued delivery service fees	[1]	$ 7,051
Payroll payable		3,014	2,899
Output VAT		4,030	587
Amount due to a third party	[2]	3,557	4,355
Accrued expense		1,135	1,363
Others		247	33
Total		$ 19,034	$ 9,237

[1]	Accrued delivery service fees primarily represent accrued amounts payable to contracted freelancers for delivery services rendered in connection with the Group’s operational management and delivery service solutions.
[2]	Amount due to a third party represents amounts payable by the Group to ICONIQ. Upon the completed disposal of ICONIQ in February 2026, which met the criteria to be reported as discontinued operations in accordance with ASC 205-20 (Note 4). Accordingly, the comparative information has been recast to separately present continuing and discounting operations. The balance of $4,355 thousand as of December 31, 2025 represents the amount between the Group’s continuing operations and ICONIQ that remained outstanding following the disposal and became payable to ICONIQ as an external party.